Accounts Receivable, Net and Accounts Receivable-Related Parties, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	December 31, 2022	December 31, 2021
Accounts receivable	$58,739	$56,056
Less: Allowance for credit losses	(29,421)	(19,221)
Accounts receivable, net	$29,318	$36,835

Schedule of allowance for credit losses
	For the Years Ended December 31,
	2022	2021	2020
Balance, beginning of the year	$19,221	$16,656	$612,249
Provision for credit losses	11,642	2,168	15,757
Write-off uncollectable accounts receivable	-	-	(612,249)
Translation adjustment	(1,442)	397	899
Balance, end of the year	$29,421	$19,221	$16,656